As filed with the Securities and Exchange Commission on May 29, 2014

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08360

GUINNESS ATKINSON FUNDS
(Exact name of registrant as specified in charter)

21550 Oxnard Street, Suite 850
Woodland Hills, California 91367
 (Address of principal executive offices) (Zip code)

James J. Atkinson, Jr.
21550 Oxnard Street, Suite 850
Woodland Hills, California 91367
 (Name and address of agent for service)

Copies to:
Susan Penry-Williams, Esq.
Kramer, Levin, Naftalis & Frankel LLP
1177 Avenue of the Americas
New York, NY 10036

Registrant’s telephone number, including area code: (800) 915-6566

Date of fiscal year end: December 31, 2016

Date of reporting period: September 30, 2016

Item 1. Schedule of Investments.

GUINNESS ATKINSON ALTERNATIVE ENERGY FUND
Schedule of Investments
at September 30, 2016 (Unaudited)

Shares	Common Stocks: 100.0%	Value

	Biofuel: 3.4%
36,600	Cosan SA Industria e Comercio	$423,379

	Efficiency: 27.6%
861,000	Boer Power Holdings	392,730
76,098	Carmanah Technologies Corp.*	263,917
23,700	CENTROTEC Sustainable AG	410,000
8,802	Johnson Controls Inc.	409,557
42,040	Nibe Industrier AB - B Shares	374,150
10,500	Sensata Technologies Holding*	407,190
5,930	Schneider Electric SE	413,411
448,000	Tianneng Power International	383,916
662,000	Wasion Group Holdings Ltd.	362,623
		3,417,494
	Geothermal: 3.2%
8,159	Ormat Technologies Inc.	394,977

	Hydro: 7.7%
158,104	Cia Energetica de Minas Gerais - ADR	409,489
26,361	Iniziative Bresciane - Inbre - SpA	544,873
		954,362
	Solar: 29.5%
33,800	Canadian Solar Inc.	464,412
727,400	China Singyes Solar Technologies Holdings Ltd.	378,854
208,900	Enphase Energy Inc. 	246,502
11,000	First Solar Inc.*	434,390
69,700	JA Solar Holdings Co., Ltd. - ADR*	418,897
25,400	Jinkosolar Holdings Co., - ADR*	401,320
27,400	Solaredge Tech Inc.*	472,102
53,150	SunPower Corp. - Class B	474,098
952,000	Xinyi Solar Holdings Ltd.	357,776
		3,648,351
	Wind: 28.6%
27,487	Boralex Inc. - Class A	391,998
3,893,000	China Datang Corp. Renewable Power Co., Ltd. - H Shares	382,352
478,000	China Longyuan Power Group Corp. - H Shares	391,392
2,771,000	China Suntien Green Energy Corp. Ltd. - H Shares	384,325
6,530,000	Concord New Energy Group Ltd.	342,938
136,441	Good Energy Group PLC	429,741
1,002,000	Huaneng Renewables Corp. Ltd. - H Shares	350,507
607,763	Mytrah Energy Ltd.	407,662
228,800	Northern Power Systems Corp.	44,471
22,430	Senvion S.A.*	410,455
		3,535,841

See accompanying Notes to Schedule of Investments.

GUINNESS ATKINSON ALTERNATIVE ENERGY FUND
Schedule of Investments
at September 30, 2016 (Unaudited)

Shares	Common Stocks: 100.0%	Value

	Total Common Stocks	$12,374,404
	(cost $18,928,397)

	Total Investments in Securities	12,374,404
	(cost $18,928,397): 100.0%

	Other Assets less Liabilities: 0.0%	5,810

	Net Assets: 100.0%	$12,380,214

*	Non-income producing security.
ADR - American Depository Receipt

See accompanying Notes to Schedule of Investments.

GUINNESS ATKINSON ASIA FOCUS FUND
Schedule of Investments
at September 30, 2016 (Unaudited)

Shares	Common Stocks: 99.0%	Value

	Australia: 3.0%
31,524	Sonic Healthcare Ltd.	$532,492

	China: 44.7%
63,000	AAC Technologies Holdings Inc.	637,954
186,500	Anhui Conch Cement Co., Ltd. - H Shares	514,783
739,000	China Construction Bank Corp. - H Shares	551,571
878,000	China Lesso Group Holdings Ltd.	599,459
218,000	China Merchants Bank Co., Ltd. - H Shares	551,424
488,000	China Minsheng Banking Corp. Ltd. - H Shares	565,780
374,000	CNOOC Ltd.	471,240
595,000	Geely Automobile Holdings Ltd.	535,531
762,000	Lenovo Group Ltd.	508,805
3,200	NetEase Inc. - ADR	770,496
286,000	PICC Property & Casualty Co., Ltd. - H Shares	478,224
548,000	Shenzhen Expressway Co., Ltd. - H Shares	578,413
811,000	Sino Biopharmaceutical Ltd.	548,460
21,000	Tencent Holdings Ltd.	581,872
		7,894,012
	Hong Kong: 3.3%
380,000	Chen Hsong Holdings	80,347
982,000	Li & Fung Ltd.	506,040
		586,387
	Japan: 3.5%
3,700	Relo Holdings, Inc.	615,565

	Malaysia: 2.9%
264,000	DiGi.Com Bhd	317,393
144,000	UMW Holdings Bhd	203,986
		521,379
	Singapore: 3.1%
47,752	DBS Group Holdings	542,086

	South Korea: 10.1%
56,000	Hanon Systems	634,416
2,105	Hyundai Mobis Co., Ltd.	527,021
431	Samsung Electronics Co., Ltd.	628,160
		1,789,597
	Taiwan: 16.4%
73,000	Catcher Technology Co., Ltd.	596,212
6,000	Largan Precision Co., Ltd.	729,008
152,000	Novatek Microelectronics Corp.	538,173
2	Shin Zu Shing Co., Ltd.	7
21,000	St Shine Optical Co., Ltd.	489,147
93,000	Taiwan Semiconductor Manufacturing Co., Ltd.	545,422
		2,897,969

See accompanying Notes to Schedule of Investments.

GUINNESS ATKINSON ASIA FOCUS FUND
Schedule of Investments
at September 30, 2016 (Unaudited)

Shares	Common Stocks: 99.0%	Value

	Thailand: 12.0%
89,500	Electricity Generating PCL/Foreign	$513,852
228,000	Glow Energy PCL/Foreign	524,762
1,579,000	LPN Development PCL/Foreign	520,794
56,700	PTT PCL/Foreign	558,748
		2,118,156

	Total Common Stocks	17,497,643
	(cost $13,590,564)

	Total Investments in Securities	17,497,643
	(cost $13,590,564): 99.0%

	Other Assets less Liabilities: 1.0%	169,603

	Net Assets: 100.0%	$17,667,246

ADR - American Depository Receipt

See accompanying Notes to Schedule of Investments.

GUINNESS ATKINSON ASIA PACIFIC DIVIDEND BUILDER FUND
Schedule of Investments
at September 30, 2016 (Unaudited)

Shares	Common Stocks: 102.6%	Value

	Australia: 8.6%
66,590	Henderson Group PLC	$195,782
10,617	JB Hi-Fi Ltd.	236,486
11,923	Sonic Healthcare Ltd.	201,399
		633,667
	China: 25.6%
19,500	AAC Technologies Holdings Inc.	197,462
298,000	Belle International Holdings Ltd.	206,225
294,000	China Construction Bank Corp. - H Shares	219,434
322,000	China Lilang Ltd.	183,074
88,500	China Merchants Bank Co., Ltd. - H Shares	223,858
205,900	China Minsheng Banking Corp. Ltd. - H Shares	238,717
17,500	China Mobile Ltd.	214,862
328,000	Industrial & Commercial Bank of China Ltd. - H Shares	206,896
354,700	Yangzijiang Shipbuilding Holdings Ltd.	196,348
		1,886,876
	Hong Kong: 13.8%
54,000	BOC Hong Kong Holdings Ltd.	183,365
439,000	Li & Fung Ltd.	226,224
31,000	Link REIT/The	228,735
80,000	Luk Fook Holdings International Ltd.	195,610
144,000	Pacific Textiles Holdings Ltd.	186,767
		1,020,701
	Japan: 2.9%
1,300	Relo Holdings Inc.	216,280

	Malaysia: 2.7%
164,900	DiGi.Com Bhd	198,251

	Singapore: 8.3%
107,800	Ascendas Real Estate Investment Trust - REIT	199,985
130,300	CapitaMall Trust - REIT	208,086
17,608	DBS Group Holdings	199,888
		607,959
	South Korea: 3.0%
1,960	KT&G Corp.	223,229

	Taiwan: 20.7%
24,000	Asustek Computer Inc.	214,960
28,000	Catcher Technology Co., Ltd.	228,684
88,147	Hon Hai Precision Industry Co., Ltd.	223,170
2,000	Largan Precision Co., Ltd.	243,003
54,000	Novatek Microelectronics Corp.	191,193
9,000	St Shine Optical Co., Ltd.	209,634
37,000	Taiwan Semiconductor Manufacturing Co., Ltd.	216,996
		1,527,640

See accompanying Notes to Schedule of Investments.

GUINNESS ATKINSON ASIA PACIFIC DIVIDEND BUILDER FUND
Schedule of Investments
at September 30, 2016 (Unaudited)

Shares	Common Stocks: 102.6%	Value

	Thailand: 11.6%
101,000	Delta Electronics Thailand PCL/Foreign	$231,966
617,100	LPN Development PCL/Foreign	203,535
21,900	PTT PCL/Foreign	215,813
26,400	Tisco Financial Group PCL/Foreign	40,000
106,600	Tisco Financial Group PCL/Foreign - NVDR	161,515
		852,829
	United States: 5.4%
2,800	Aflac Inc.	201,236
2,900	QUALCOMM Inc.	198,650
		399,886

	Total Common Stocks	7,567,318
	(cost $7,075,214)

	Total Investments in Securities	7,567,318
	(cost $7,075,214): 102.6%

	Liabilities in Excess of Other Assets: (2.6%)	(192,796)

	Net Assets: 100.0%	$7,374,522

NVDR - Non-Voting Depository Receipt
REIT - Real Estate Investment Trust

See accompanying Notes to Schedule of Investments.

GUINNESS ATKINSON CHINA & HONG KONG FUND
Schedule of Investments
at September 30, 2016 (Unaudited)

Shares	Common Stocks: 98.7%	Value

	Airlines: 1.7%
792,000	Cathay Pacific Airways Ltd.	$1,106,291

	Auto/Truck Parts & Equipment: 3.1%
1,497,240	Weichai Power Co., Ltd. - H Shares	2,018,196

	Auto - Cars/Light Trucks: 3.2%
2,290,000	Geely Automobile Holdings Ltd.	2,061,118

	Building Products: 6.1%
676,000	Anhui Conch Cement Co., Ltd. - H Shares	1,865,915
3,103,000	China Lesso Group Holdings Ltd.	2,118,589
		3,984,504
	Casino Hotels: 2.9%
498,000	Galaxy Entertainment Group Ltd.	1,894,928

	Cellular Telecommunications: 3.4%
181,500	China Mobile Ltd.	2,228,430

	Commercial Banks: 17.6%
604,500	BOC Hong Kong Holdings Ltd.	2,052,675
3,217,670	China Construction Bank Corp. - H Shares	2,401,590
854,000	China Merchants Bank Co., Ltd. - H Shares	2,160,166
1,609,000	China Minsheng Banking Corp., Ltd.	1,865,449
87,681	Dah Sing Financial Holdings Ltd.	577,538
3,889,330	Industrial & Commercial Bank of China Ltd. - H Shares	2,453,317
		11,510,735
	Computers: 2.9%
2,880,000	Lenovo Group Ltd.	1,923,044

	Computers Integrated Systems: 2.6%
2,284,000	PAX Global Technologies	1,688,146

	Electronic Component - Miscellaneous: 7.0%
222,500	AAC Technologies Holdings Inc.	2,253,092
9,640,000	Tongda Group Holdings Ltd.	2,348,976
		4,602,068
	Exchange Traded Funds (ETFs): 2.2%
1,824,300	db x-trackers CSI300 Index ETF	1,472,348

	Gas - Distribution: 1.6%
211,000	Beijing Enterprises Holdings Ltd.	1,074,598

	Industrial Automation: 3.5%
103,700	Hollysys Automation Technologies Ltd.	2,299,029

See accompanying Notes to Schedule of Investments.

GUINNESS ATKINSON CHINA & HONG KONG FUND
Schedule of Investments
at September 30, 2016 (Unaudited)

Shares	Common Stocks: 98.7%	Value

	Insurance: 5.3%
1,024,000	PICC Property & Casualty Co., Ltd. - H Shares	$1,712,242
336,000	Ping An Insurance Group Company of China Ltd. - H Shares	1,758,616
		3,470,858
	Internet Application Software: 4.3%
101,900	Tencent Holdings Ltd.	2,823,463

	Internet Content - Entertainment: 5.0%
13,575	NetEase Inc. - ADR	3,268,589

	Machinery - General Industries: 0.8%
2,430,000	Chen Hsong Holdings	513,795

	Medical: 2.6%
2,479,000	Sino Biopharmaceutical Ltd.	1,676,487

	Oil Company - Exploration & Production: 2.8%
1,461,000	CNOOC Ltd.	1,840,862

	Public Thoroughfares: 3.1%
1,934,000	Shenzhen Expressway Co., Ltd. - H Shares	2,041,334

	Real Estate Operations/Development: 4.3%
586,000	China Overseas Land & Investments Ltd.	2,007,577
180,666	China Overseas Property Holdings*	37,528
1,381,000	Soho China Ltd.	748,598
		2,793,703
	Retail - Apparel/Shoe: 5.8%
3,161,000	Belle International Holdings Ltd.	2,187,512
2,821,000	Lilang China Co.	1,603,890
		3,791,402
	Shipbuilding: 1.2%
1,396,000	Yangzijiang Shipbuilding Holdings Ltd.	772,772

	Telecommunication Equipment: 2.8%
162,900	VTech Holdings Ltd.	1,862,536

	Textile-Products: 2.9%
1,457,000	Pacific Textiles Holdings Ltd.	1,889,719

See accompanying Notes to Schedule of Investments.

GUINNESS ATKINSON CHINA & HONG KONG FUND
Schedule of Investments
at September 30, 2016 (Unaudited)

Shares	Common Stocks: 98.7%	Value

	Total Common Stocks	$64,608,955
	(cost $53,055,781)

	Total Investments in Securities	64,608,955
	(cost $53,055,781): 98.7%

	Other Assets less Liabilities: 1.3%	875,477

	Net Assets: 100.0%	$65,484,432

ADR - American Depository Receipt

See accompanying Notes to Schedule of Investments.

GUINNESS ATKINSON DIVIDEND BUILDER FUND
Schedule of Investments
at September 30, 2016 (Unaudited)

Shares	Common Stocks: 94.7%	Value

	Australia: 2.7%
15,020	Sonic Healthcare Ltd.	$253,712

	France: 8.5%
3,480	Danone SA	258,207
4,040	Schneider Electric SA	281,649
5,490	Total SA	260,071
		799,927
	Germany: 2.7%
3,160	Deutsche Boerse AG*	256,117

	Hong Kong: 2.8%
504,000	Li & Fung Ltd.	259,719

	Israel: 2.2%
4,570	Teva Pharmaceutical Industries Ltd. - ADR	210,266

	Japan: 2.7%
6,300	Japan Tobacco Inc.	257,387

	Netherlands: 2.6%
9,650	Royal Dutch Shell PLC - Class A	241,430

	South Africa: 2.5%
21,080	Vodacom Group Ltd.	236,784

	Taiwan: 2.6%
2,000	Largan Precision Co., Ltd.	243,003

	United Kingdom: 16.3%
34,870	BAE Systems PLC	236,580
41,876	ICAP PLC	252,988
4,730	Imperial Tobacco Group PLC	243,811
5,310	Unilever PLC	251,732
2,115	Willis Towers Watson PLC	280,809
11,160	WPP PLC	262,396
		1,528,316
	United States: 49.1%
4,140	AbbVie Inc.	261,110
3,580	Aflac Inc.	257,295
5,120	Arthur J Gallagher & Co.	260,454
7,740	CA Inc.	256,039
8,160	Cisco Systems Inc.	258,835
2,560	CME Group Inc.	267,571
5,640	Coca-Cola Co/The	238,685

See accompanying Notes to Schedule of Investments.

GUINNESS ATKINSON DIVIDEND BUILDER FUND
Schedule of Investments
at September 30, 2016 (Unaudited)

Shares	Common Stocks: 94.7%	Value

	United States: 49.1% - Continued
3,950	Eaton Corp. PLC	$259,554
1,820	General Dynamics Corp.	282,391
10,400	H&R Block Inc.	240,760
2,200	Illinois Tool Works Inc.	263,648
1,990	Johnson & Johnson	235,079
7,650	Mattel Inc.	231,642
4,430	Merck & Co., Inc.	276,476
4,430	Microsoft Corp.	255,168
3,010	Procter & Gamble Co/The	270,147
2,360	United Technologies Corp.	239,776
3,440	Wal-Mart Stores Inc.	248,093
		4,602,723

	Total Common Stocks	8,889,384
	(cost $8,073,621)

	Total Investments in Securities	8,889,384
	(cost $8,073,621): 94.7%

	Other Assets less Liabilities: 5.3%	494,783

	Net Assets: 100.0%	$9,384,167

*	Non-income producing security.
ADR - American Depository Receipt

See accompanying Notes to Schedule of Investments.

GUINNESS ATKINSON GLOBAL ENERGY FUND
Schedule of Investments
at September 30, 2016 (Unaudited)

Shares	Common Stocks: 98.0%	Value

	Energy - Alternate Sources: 2.6%
63,302	JA Solar Holdings Co., Ltd. - ADR*	$380,445
25,300	SunPower Corp.*	225,676
63,603	Trina Solar Ltd. - ADR*	651,295
		1,257,416
	Machinery - General Industries: 0.2%
182,956	Shandong Molong Petroleum Machinery Co., Ltd. - H Shares	80,632

	Oil & Gas - Drilling: 0.5%
4,183,812	Cluff Natural Resources PLC	260,297

	Oil & Gas - Exploration & Production: 43.0%
29,909	Apache Corp.	1,910,288
53,400	Canadian Natural Resources Ltd.	1,707,074
30,070	Carrizo Oil & Gas Inc.*	1,221,443
1,429,000	CNOOC Ltd.	1,800,542
37,000	ConocoPhillips	1,608,390
39,000	Devon Energy Corp.	1,720,290
988,710	EnQuest PLC	342,806
29,543	Hess Corp.	1,584,096
575,230	JKX Oil & Gas PLC*	132,341
37,386	Newfield Exploration Co.*	1,624,796
45,070	Noble Energy Inc.	1,610,802
21,100	Occidental Petroleum Corp.	1,538,612
46,199	Ophir Energy PLC	46,258
63,200	QEP Resources Inc.	1,234,296
1,890,000	Sino Gas & Energy Holdings Ltd.	139,505
249,550	SOCO International PLC	437,472
200,000	Tullow Oil Plc	656,112
63,397	Unit Corp.*	1,179,184
254,740	WesternZagros Resources Ltd.	16,504
		20,510,811
	Oil & Gas - Field Services: 8.8%
38,500	Halliburton Co.	1,727,880
103,880	Helix Energy Solutions Group, Inc.*	844,545
20,500	Schlumberger Ltd.	1,612,120
		4,184,545
	Oil & Gas - Integrated: 40.0%
268,340	BP PLC	1,562,853
15,800	Chevron Corp.	1,626,136
99,850	ENI SpA	1,437,975
17,000	Exxon Mobil Corp.	1,483,760
406,460	Gazprom OAO - ADR	1,711,197
51,401	Imperial Oil Ltd	1,607,910

See accompanying Notes to Schedule of Investments.

GUINNESS ATKINSON GLOBAL ENERGY FUND
Schedule of Investments
at September 30, 2016 (Unaudited)

Shares	Common Stocks: 98.0%	Value

	Oil & Gas - Integrated: 40.0% - Continued
54,718	OMV AG	$1,574,797
2,365,000	PetroChina Co., Ltd. - H Shares	1,571,738
67,430	Royal Dutch Shell PLC - Class A	1,687,009
101,910	Statoil ASA	1,709,680
56,876	Suncor Energy, Inc.	1,578,889
32,070	Total SA	1,519,210
		19,071,154
	Oil Refining & Marketing: 2.9%
25,969	Valero Energy, Corp.	1,376,357

	Total Common Stocks	46,741,212
	(cost $56,126,314)

	Total Investments in Securities	46,741,212
	(cost $56,126,314): 98.0%

	Other Assets less Liabilities: 2.0%	939,250

	Net Assets: 100.0%	$47,680,462

*	Non-income producing security.
ADR - American Depository Receipt

See accompanying Notes to Schedule of Investments.

GUINNESS ATKINSON GLOBAL INNOVATORS FUND
Schedule of Investments
at September 30, 2016 (Unaudited)

Shares	Common Stocks: 99.4%	Value

	Aerospace/Defense: 3.5%
41,940	Boeing Co.	$5,525,176

	Application Software: 3.0%
62,700	Check Point Software Technologies Ltd.	4,866,147

	Cable/Satellite TV: 3.6%
86,810	Comcast Corp. - Class A	5,758,975

	Commercial Services: 5.7%
155,250	H&R Block, Inc.	3,594,038
136,750	Paypal Holdings, Inc.*	5,602,648
		9,196,686
	Computers: 6.8%
77,880	Cognizant Technology Solutions Corp. - A Shares*	3,715,655
5,584,000	Lenovo Group Ltd.	3,728,568
213,610	Verifone Systems Inc.*	3,362,221
		10,806,444
	Distribution/Wholesale: 2.4%
7,320,000	Li & Fung Ltd.	3,772,112

	Diversified Manufacturing Operations: 10.2%
59,520	Danaher Corp.	4,665,773
88,780	Eaton Corp. PLC	5,833,734
51,120	Siemens AG	5,983,756
		16,483,263
	Electronic Components - Semiconductor: 14.7%
300,000	Infineon Technologies AG	5,351,643
164,600	Intel Corp.	6,213,650
97,535	NVIDIA Corp.	6,683,098
7,240	Samsung Electronics Co., Ltd. - GDR	5,213,622
		23,462,013
	Electronic Measurement - Instrument: 0.9%
29,760	Fortive Corp.	1,514,784

	Enterprise Software/Services: 3.6%
64,020	SAP SE	5,819,516

	Fiduciary Banks: 4.1%
92,134	State Street Corp.	6,415,290

	Finance - Other Services: 3.3%
19,730	IntercontinentalExchange, Inc.	5,314,473

	Investment Management/Advisor Service: 2.7%
425,940	WisdomTree Investments Inc.	4,382,923

See accompanying Notes to Schedule of Investments.

GUINNESS ATKINSON GLOBAL INNOVATORS FUND
Schedule of Investments
at September 30, 2016 (Unaudited)

Shares	Common Stocks: 99.4%	Value

	Machinery: 3.2%
28,190	Roper Industries, Inc.	$5,143,829

	Medical - Biomedical: 2.7%
55,510	Gilead Sciences, Inc.	4,391,951

	Networking Products: 3.4%
172,685	Cisco Systems Inc.	5,477,568

	Oil Company - Integrated: 3.4%
68,180	Schlumberger Ltd.	5,361,675

	Pharmaceuticals: 3.3%
82,000	Shire PLC	5,312,094

	Power Conversion/Supply Equipment: 3.4%
77,210	Schneider Electric	5,382,706

	Semiconductor: 12.2%
197,710	Applied Materials Inc.	5,960,957
101,030	QUALCOMM Inc.	6,920,555
218,869	Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	6,695,203
		19,576,715
	Web Portals: 3.3%
6,490	Alphabet Inc. - A Shares*	5,218,349

	Total Common Stocks	159,182,689
	(cost $151,331,556)

	Total Investments in Securities	159,182,689
	(cost $151,331,556): 99.4%

	Other Assets less Liabilities: 0.6%	991,635

	Net Assets: 100.0%	$160,174,324

*	Non-income producing security.
ADR - American Depository Receipt
GDR - Global Depository Receipt
PLC - Public Limited Company

See accompanying Notes to Schedule of Investments.

GUINNESS ATKINSON RENMINBI YUAN & BOND FUND
Schedule of Investments
at September 30, 2016 (Unaudited)

Principal Amount (CNH)	Corporate Bonds: 74.3%	Value

	Commerical Banks: 6.2%
1,000,000	Industrial & Commercial Bank of China Ltd., 3.350%, 11/19/16	$149,676

	Computers: 6.3%
1,000,000	Lenovo Group Ltd., 4.950%, 06/10/20	153,885

	Finance-Diversified: 6.2%
1,000,000	Shenzhen Qianhai Financial Holdings Co., Ltd., 4.550%, 10/28/17	150,644

	Finance - Leasing Company: 12.4%
1,000,000	BOC Aviation Pte. Ltd., 4.500%, 11/20/18	151,473
1,000,000	Far East Horizon Ltd., 5.450%, 12/11/16	150,220
		301,693
	Machinery: 6.1%
1,000,000	Caterpillar Financial Services Corp., 3.400%, 11/25/17	149,302

	Oil Company - Integrated: 6.2%
1,000,000	BP Capital Markets PLC, 3.650%, 02/28/19	149,594

	Real Estate Operator/Developer: 6.2%
1,000,000	New World China Land Ltd., 5.500%, 02/06/18	151,791

	Sovereign: 18.5%
1,000,000	Caisse d'Amort de la Dette Sociale, 3.800%, 02/06/17	149,855
1,000,000	China Government Bond, 3.020%, 06/27/18	149,757
1,000,000	United Kingdom Government Int'l Bond, 2.700%, 10/21/17	149,221
		448,833
	Special Purpose Banks: 6.2%
1,000,000	Export Import Bank of China/The, 3.350%, 06/18/17	149,709

	Total Corporate Bonds	1,805,127
	(cost $1,945,448)

	Total Investments in Securities	1,805,127
	(cost $1,945,448): 74.3%

	China Yuan (Offshore): 24.0%	582,608
	Other Assets less Liabilities: 1.7%	42,455
	Net Assets: 100.0%	$2,430,190

See accompanying Notes to Schedule of Investments.

GUINNESS ATKINSONTM FUNDS
NOTES TO SCHEDULES OF INVESTMENTS
September 30, 2016 (Unaudited)

Note 1 – Organization
Guinness Atkinson™ Funds (the “Trust”), was organized on April 28, 1997 as a Delaware business trust and registered under the Investment Company Act of 1940, as amended (the “1940 Act”),  as an open end management investment company.  Currently, the Trust offers eight separate series:  Guinness Atkinson Alternative Energy Fund (the “Alternative Energy Fund”), Guinness Atkinson Asia Focus Fund (the “Asia Focus Fund”), Guinness Atkinson Asia Pacific Dividend Builder Fund (formerly known as the Asia Pacific Dividend Fund) (the “Asia Pacific Dividend Builder Fund”), Guinness Atkinson China & Hong Kong Fund (the “China & Hong Kong Fund”), Guinness Atkinson Global Energy Fund (the “Global Energy  Fund”),  Guinness Atkinson Global Innovators Fund (the “Global Innovators Fund”), Guinness Atkinson Dividend Builder Fund (formerly known as the Inflation Managed Dividend Fund) (the “Dividend Builder Fund”) and Guinness Atkinson Renminbi Yuan & Bond Fund (the “Renminbi Yuan & Bond Fund”), all of which  (each a “Fund” and collectively, the “Funds”) are covered by this report.  Except for the Dividend Builder Fund, each Fund is a non-diversified Fund.  The China & Hong Kong Fund began operations on June 30, 1994, the Asia Focus Fund began operations on April 29, 1996, the Global Innovators Fund began operations on December 15, 1998, the Global Energy Fund began operations on June 30, 2004, the Alternative Energy Fund and the Asia Pacific Dividend Builder Fund began operations on March 31, 2006, the Renminbi Yuan & Bond Fund began operations on June 30, 2011, and the Dividend Builder Fund began operations on March 30, 2012.  Each of the Funds is authorized to issue a single class of shares except for the Global Innovators Fund.  The Global Innovators Fund is authorized to issue two classes of shares: Investor Class shares and Institutional Class shares.  Institutional Class shares of the Global Innovators Fund commenced operations on December 31, 2015.

The shares of each class represent an interest in the same portfolio of investments of the Global Innovators Fund and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Trustees.  Income and expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative shares outstanding.  Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

The Alternative Energy Fund, Asia Focus Fund, Global Energy Fund, and Global Innovator Fund’s investment objective is long-term capital appreciation.  The Asia Pacific Dividend Builder Fund’s investment objective is to provide investors with dividend income and long-term capital growth.  The China & Hong Kong Fund’s investment objective is long-term capital appreciation primarily through investments in securities of China and Hong Kong.  The Renminbi Yuan & Bond Fund’s investment objective is to seek total return.  Total return means the combination of capital appreciation and investment income, which includes changes in the value of the renminbi, the currency of China of which the yuan is the unit.  The Dividend Builder Fund’s investment objective is to seek a moderate level of current income and consistent dividend growth at a rate that exceeds inflation.

Note 2 – Significant accounting policies
Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies”.

The following is a summary of significant accounting policies consistently followed by the Funds.  These policies are in conformity with accounting principles generally accepted in the United States of America. (“GAAP”).

GUINNESS ATKINSONTM FUNDS
NOTES TO SCHEDULES OF INVESTMENTS
September 30, 2016 (Unaudited)

A.
Security Valuation.  Securities of the Funds that are traded on a principal exchange (U.S. or foreign) or NASDAQ are valued at the official closing price on each day that the exchanges are open for trading.  Securities traded on an exchange for which there have been no sales, and other over-the-counter securities are valued at the mean between the bid and asked prices.  Debt securities are valued based on available market quotations received from an independent pricing service provider, approved by the Trust’s Board of Trustees which may utilize both transaction data and market information such as yield, prices of securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data.  Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Funds’ Valuation Committee in accordance with procedures established by the Board of Trustees.  In determining fair value, the Funds’ Valuation Committee take into account all relevant factors and available information.  Consequently, the price of the security used to calculate its Net Asset Value may differ from quoted or published prices for the same security.  Fair value pricing involves subjective judgments and there is no single standard for determining a security’s fair value.  As a result, different mutual funds could reasonably arrive at different fair value for the same security.  It is possible that the fair value determined for a security is materially different from the value that could be realized upon the sale of that security or from the values that other mutual funds may determine.  Short‑term investments are stated at cost, combined with accrued interest, which approximates market value.  Realized gains and losses from securities transactions are calculated using the identified cost method.

Foreign securities are recorded in the financial statements after translation to U.S. dollars based on the applicable exchange rate at the end of the period.  The Funds do not isolate that portion of the results of operations resulting from changes in the currency exchange rate from the fluctuations resulting from changes in the market prices of investments.

B.
Security Transactions, Dividend Income and Distributions.  Security transactions are accounted for on the trade date.  Dividend income and distributions to shareholders are recorded on the ex-dividend date.  Realized gains and losses from securities transactions are calculated using the identified cost method.

C.
Concentration of Risk.  The Alternative Energy Fund invests substantially in the alternative energy or energy technology sectors.  The Asia Focus Fund invests substantially all of its assets in the Asian continent.  The Asia Pacific Dividend Builder Fund invests primarily in dividend-producing equity securities of Asia Pacific companies.  The China & Hong Kong Fund invests substantially all of its assets in securities that are traded in China or Hong Kong or that are issued by companies that do a substantial part of their business in China. The Global Energy Fund invests substantially in energy companies; the changes in the prices and supplies of oil and other energy fuels may affect the Fund’s investments.  The Renminbi Yuan & Bond Fund invests in securities issued by companies economically tied to China, which exposes the Fund to greater market risk and potential monetary losses than if the Fund’s assets were diversified among other regions.  The consequences of political, social, or economic changes in the countries or business sectors in which the securities are offered or the issuers conduct their operations may affect the market prices of the Funds' investments and any income generated, as well as the Funds' ability to repatriate such amounts.

Note 3 – Federal Income Tax Information
At September 30, 2016, gross unrealized appreciation and (depreciation) on investments were as follows:

GUINNESS ATKINSONTM FUNDS
NOTES TO SCHEDULES OF INVESTMENTS
September 30, 2016 (Unaudited)

	Alternative Energy Fund	Asia Focus Fund	Asia Pacific Dividend Builder Fund	China & Hong Kong Fund
Cost of investments	$18,928,397	$13,590,564	$7,075,214	$53,055,781
Gross unrealized appreciation	693,711	5,577,308	920,506	15,929,299
Gross unrealized depreciation	(7,247,704)	(1,670,229)	(428,402)	(4,376,125)
Net unrealized appreciation (depreciation) on investments	(6,553,993)	3,907,079	492,104	11,553,174

	Dividend Builder Fund	Global Energy Fund	Global Innovators Fund	Renminbi Yuan & Bond Fund
Cost of investments	$8,073,621	$56,126,314	$151,331,556	$1,945,448
Gross unrealized appreciation	1,178,684	5,163,521	26,435,859	-
Gross unrealized depreciation	(362,921)	(14,548,623)	(18,584,726)	(140,321)
Net unrealized appreciation (depreciation) on investments	815,763	(9,385,102)	7,851,133	(140,321)

Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.  For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Funds’ most recent annual report.

Note 4 – Fair Value Measurements and Disclosures
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements.  It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Funds’ investments.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that each Fund has the ability to access.

•
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing each Funds own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

GUINNESS ATKINSONTM FUNDS
NOTES TO SCHEDULES OF INVESTMENTS
September 30, 2016 (Unaudited)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.  To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of September 30, 2016, in valuing the Funds’ assets carried at fair value:

Alternative Energy Fund
Assets Table	Level 1	Level 2*	Level 3**	Total
Investments, at Value
Common Stocks[1]
Energy	$4,698,204	$1,476,430	$-	$6,174,634
Industrial	2,752,323	1,518,123	-	4,270,446
Utilities	1,196,465	732,859	-	1,929,324
Total Investments, at Value	8,646,992	3,727,412	-	12,374,404
Total Assets	$8,646,992	$3,727,412	$-	$12,374,404

Asia Focus Fund
Assets Table	Level 1	Level 2*	Level 3**	Total
Investments, at Value
Common Stocks[1]
Communications	$-	$899,265	$-	$899,265
Consumer, Cyclical	-	2,406,994	-	2,406,994
Consumer, Non-cyclical	-	2,148,512	-	2,148,512
Energy	-	1,029,989	-	1,029,989
Financial	-	3,825,444	-	3,825,444
Industrial	80,346	3,077,422	-	3,157,768
Technology	770,496	2,220,561	-	2,991,057
Utilities	524,762	513,852	-	1,038,614
Total Investments, at Value	1,375,604	16,122,039	-	17,497,643
Total Assets	$1,375,604	$16,122,039	$-	$17,497,643

GUINNESS ATKINSONTM FUNDS
NOTES TO SCHEDULES OF INVESTMENTS
September 30, 2016 (Unaudited)

Asia Pacific Dividend Builder Fund
Assets Table	Level 1	Level 2*	Level 3**	Total
Investments, at Value
Common Stocks[1]
Communications	$-	$413,113	$-	$413,113
Consumer, Cyclical	186,767	1,047,619	-	1,234,386
Consumer, Non-cyclical	-	634,263	-	634,263
Energy	-	215,813	-	215,813
Financial	402,751	2,524,561	-	2,927,312
Industrial	-	1,320,633	-	1,320,633
Technology	198,650	623,148	-	821,798
Total Investments, at Value	788,168	6,779,150	-	7,567,318
Total Assets	$788,168	$6,779,150	$-	$7,567,318

China & Hong Kong Fund
Assets Table	Level 1	Level 2*	Level 3**	Total
Investments, at Value
Common Stocks[1]
Communications	$-	$6,914,429	$-	$6,914,429
Consumer, Cyclical	1,889,720	10,871,934	-	12,761,654
Consumer, Non-cyclical	-	3,717,822	-	3,717,822
Energy	-	1,840,862	-	1,840,862
Exchange Traded Funds (“ETFs”)	1,472,348	-	-	1,472,348
Financial	-	17,775,297	-	17,775,297
Industrial	5,161,800	7,010,367	-	12,172,167
Technology	3,268,589	3,611,189	-	6,879,778
Utilities	-	1,074,598	-	1,074,598
Total Investments, at Value	11,792,457	52,816,498	-	64,608,955
Total Assets	$11,792,457	$52,816,498	$-	$64,608,955

Dividend Builder Fund
Assets Table	Level 1	Level 2*	Level 3**	Total
Investments, at Value
Common Stocks[1]
Communications	$758,015	$-	$-	$758,015
Consumer, Cyclical	479,735	259,719	-	739,454
Consumer, Non-cyclical	1,990,730	1,006,642	-	2,997,372
Energy	260,071	241,430	-	501,501
Financial	1,575,234	-	-	1,575,234
Industrial	1,327,019	479,582	-	1,806,601
Technology	511,207	-	-	511,207
Total Investments, at Value	6,902,011	1,987,373	-	8,889,384
Total Assets	$6,902,011	$1,987,373	$-	$8,889,384

GUINNESS ATKINSONTM FUNDS
NOTES TO SCHEDULES OF INVESTMENTS
September 30, 2016 (Unaudited)

Global Energy Fund
Assets Table	Level 1	Level 2*	Level 3**	Total
Investments, at Value
Common Stocks[1]
Energy	$37,963,577	$8,471,327	$-	$46,434,904
Industrial	225,676	80,632	-	306,308
Total Investments, at Value	38,189,253	8,551,959	-	46,741,212
Total Assets	$38,189,253	$8,551,959	$-	$46,741,212

Global Innovators Fund
Assets Table	Level 1	Level 2*	Level 3**	Total
Investments, at Value
Common Stocks[1]
Communications	$21,806,536	$-	$-	$21,806,536
Consumer, Cyclical	-	3,772,112	-	3,772,112
Consumer, Non-cyclical	18,254,409	-	-	18,254,409
Energy	5,361,675	-	-	5,361,675
Financial	16,112,686	-	-	16,112,686
Industrial	29,383,985	-	-	29,383,985
Technology	55,549,095	8,942,191	-	64,491,286
Total Investments, at Value	146,468,386	12,714,303	-	159,182,689
Total Assets	$146,468,386	$12,714,303	$-	$159,182,689

Renminbi Yuan & Bond Fund
Assets Table	Level 1	Level 2	Level 3**	Total
Investments, at value
Corporate Bonds:
Energy	$-	$149,594	$-	$149,594
Financials	-	753,804	-	753,804
Government	-	598,542	-	598,542
Industrial	-	149,302	-	149,302
Technology	-	153,885	-	153,885
Total Investments, at Value	-	1,805,127	-	1,805,127
Total Assets	$-	$1,805,217	$-	$1,805,127

*	The Funds did not hold any Level 2 securities at period end.
**	The Funds did not hold any Level 3 securities at period end.
[1]	Foreign securities traded in foreign exchanges may be adjusted due to a significant change in the value of U.S. traded securities, as measured by the S&P 500 Index.

Transfers are recognized at the end of the reporting period.  As of September 30, 2016, certain securities in the Alternative Energy Fund, Asia Focus Fund, Asia Pacific Dividend Builder Fund, China Hong Kong Fund, Dividend Builder Fund, Global Energy Fund and Global Innovators Fund transferred levels due to fair valued pricing applied to the Non-U.S. securities held in these Funds.

GUINNESS ATKINSONTM FUNDS
NOTES TO SCHEDULES OF INVESTMENTS
September 30, 2016 (Unaudited)

	Alternative Energy Fund	Asia Focus Fund	Asia Pacific Dividend Builder Fund	China & Hong Kong Fund
Transfers into Level 1	$797,529	$-	$186,767	$3,821,324
Transfers out of Level 1	-	(558,748)	(215,813)	(37,528)
Net transfers in (out) of Level 1	$797,529	$(558,748)	$(29,046)	$3,783,796

Transfers into Level 2	$-	$558,748	$215,813	$37,528
Transfers out of Level 2	(797,529)	-	(186,767)	(3,821,324)
Net transfers in (out) of Level 2	$(797,529)	$558,748	$29,046	$(3,783,796)

	Dividend Builder Fund	Global Energy Fund	Global Innovators Fund	Renminbi Yuan & Bond Fund
Transfers into Level 1	$1,299,107	$6,549,735	$5,382,706	$-
Transfers out of Level 1	(478,010)	(3,536,194)	(5,213,622)	-
Net transfers in (out) of Level 1	$821,097	$3,013,541	$169,084	$-

Transfers into Level 2	$478,010	$3,536,194	$5,213,622	$-
Transfers out of Level 2	(1,299,107)	(6,549,735)	(5,382,706)	-
Net transfers in (out) of Level 2	$(821,097)	$(3,013,541)	$(169,084)	$-

There were no securities transferred between Level 2 and Level 1 in the Renminbi Yuan & Bond Fund.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d‑15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Guinness Atkinson Funds

By:	/s/ James J. Atkinson
Title:	James J. Atkinson, Jr., President

Date:	11/29/16

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James J. Atkinson
(Signature and Title)	James J. Atkinson, Jr., President

Date:	11/29/16

By:	/s/ Rita Dam
(Signature and Title)	Rita Dam, Treasurer

Date:	11/29/16